General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of General and Administrative Expenses [Abstract]
Salaries and social security	$ 375	$ 6,493	$ 10,958	$ 2,913
Share-based payments		4,021	10,655
Fees and compensation for services	67	9,067	9,603	293
Employee benefits	253	2,366	6,055	639
Taxes, rates and contributions	18	951	1,718	27
Institutional advertising and promotion		272	1,179
Depreciation of Property, plant and equipment	518			2,066
Others	235	1,032	2,232	836
Total general and administrative expenses	$ 1,466	$ 24,202	$ 42,400	$ 6,774